OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of net sales and operating income (loss) by reportable segment

	Net Sales			Operating Income (Loss)
MILLIONS	2013	2012	2011	2013	2012	2011

Global Industrial	$4,905.1	$4,762.2	$2,036.6	$637.3	$569.5	$234.3
Global Institutional	4,202.5	4,063.2	3,852.0	764.5	700.7	585.6
Global Energy	3,532.8	2,275.4	100.5	492.1	360.7	16.2
Other	715.0	736.3	701.4	97.9	103.0	96.6
Corporate	—	—	(29.6)	(411.6)	(442.3)	(192.4)
Subtotal at fixed currency rates	13,355.4	11,837.1	6,660.9	1,580.2	1,291.6	740.3
Effect of foreign currency translation	(102.0)	1.6	137.6	(19.6)	(2.3)	13.5
Consolidated	$13,253.4	$11,838.7	$6,798.5	$1,560.6	$1,289.3	$753.8

Schedule of total service revenue at public exchange rates by reportable segment
	Service Revenue
(MILLIONS)	2013	2012	2011

Global Industrial	$51.9	$48.3	$—
Global Institutional	27.0	23.8	24.3
Global Energy	179.3	156.0	—
Other	619.4	590.1	563.4

Schedule of net sales and long-lived assets at public exchange rates by geographic region

	Net Sales			Long-Lived Assets, net
(MILLIONS)	2013	2012	2011	2013	2012
United States	$6,696.0	$5,865.3	$3,551.2	$8,755.8	$7,100.3
EMEA	3,255.0	3,027.9	1,955.5	2,180.2	1,908.4
Asia Pacific	1,631.8	1,586.8	721.4	2,368.6	2,377.1
Latin America	1,022.6	849.7	321.2	832.4	714.3
Canada	648.0	509.0	249.2	801.1	580.2
Consolidated	$13,253.4	$11,838.7	$6,798.5	$14,938.1	$12,680.3